Stock Transactions And Stock-Based Compensation (Summary of Share Activity) (Details) - shares shares in Millions		9 Months Ended
	Sep. 20, 2019	Sep. 27, 2019	Sep. 28, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to Danaher (in shares)	127.9
Common stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, beginning of period (in shares)		0.0	0.0
Shares issued to Danaher (in shares)		127.9	0.0
Issuance of common stock (in shares)		30.8	0.0
Balance, end of period (in shares)		158.7	0.0